                         MORGAN STANLEY STRATEGIST FUND
                           1221 Avenue of the Americas
                            New York, New York 10020




                                      November 28, 2005



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Securities Act File No. 33-23669
         POST-EFFECTIVE AMENDMENT NO. 21
         -------------------------------

Dear Sir or Madam:

         We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 21 to the Registration Statement of this Fund on Form N-1A.

         The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on September 27, 2005.

         Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.



                                                            Very truly yours,
                                                             /s/ Elisa Mitchell
                                                            Elisa Mitchell
                                                            Assistant Secretary


Enclosures
cc:  Amy R. Doberman, Esq.